RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended
	May 11, 2020	Feb. 27, 2020	Feb. 17, 2020
Entity own interest			18.18%
Amount paid for research and development expenses			$ 35,848
Working capital loan	$ 600,000
Current exchange rate			$ 6.7473
Patent Transfer Agreement [Member]
Exchange rate		$ 6.4600
Consideration paid for two patents		$ 21,457
Entrustment Technical Service Agreement [Member]
Exchange rate		$ 6.5706
Amount payable for harvesting		$ 30,408
Beijing Zhenhuikang Biotechnology Co. LTD [Member] | Patent Transfer Agreement [Member]
Current exchange rate		$ 6.5286
Patents acquistions, consideration paid		$ 21,444
Beijing Zhenhuikang Biotechnology Co. LTD [Member] | Entrustment Technical Service Agreement [Member]
Current exchange rate		$ 6.4600
Harvesting packages		$ 30,929
Mr. Yulin Cao [Member] | Beijing Zhenxigu Medical Research Center LP [Member]
Entity own interest			18.18%
Amount paid for research and development expenses			$ 35,848
Current exchange rate			$ 6.7473